FINANCIAL RISK MANAGEMENT - Maximum Exposure Credit Risk (Details) - Credit risk - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	$ 5,746	$ 3,677
Cash and equivalents
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	5,188	3,314
Accounts receivable
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	$ 558	$ 363